Share capital (Details Narrative) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 24, 2026 shares	Mar. 24, 2025 $ / shares	Mar. 24, 2025 CAD ($) shares $ / shares	Jun. 30, 2026 CAD ($) shares Integer	Jun. 30, 2025 CAD ($) shares Integer	Jun. 30, 2024 CAD ($) shares	Mar. 24, 2025 CAD ($) $ / shares shares	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | shares	2,394,367				2,394,367
Number of shares issued on registered direct offering | $					$ 4,975
Legal and other issuance costs | $							$ 981
Number of placement equity warrants | shares			119,718
Number of placement equity warrants			130.00%
Purchase price per warrants | (per share)		$ 4.62	$ 6.61
Warrants term			5 years
Warrants value | $							$ 791
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Common shares issued | shares				47,697,277	35,433,947	27,191,075
Common shares oustanding | shares				47,697,277	35,433,947	27,191,075		26,800,000
Number of shares issued on registered direct offering | shares			2,394,367
Subscription price | (per share)		3.55					$ 5.08
Number of shares issued on registered direct offering | $			$ 4,975
Number of shares issued on registered direct offering | shares							7,195
Legal and other issuance costs | $							$ 580
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | Integer					119,718
Exercise price of warrants | (per share)		$ 4.45					$ 6.37
Legal and other issuance costs | $							$ 401